Lord Abbett                      Bond-Debenture
                                              Fund

                       Semi-Annual Report For the Six Months Ended June 30, 1998

                               [GRAPHIC OMITTED]

A mutual fund with a multifaceted
approach to seeking high income

                                    [LOGO](R)

Lord Abbett Bond-Debenture Fund

[GRAPHIC OMITTED]

Since its establishment in 1971, Lord Abbett Bond-Debenture Fund has sought the best of both worlds--high current income and capital growth. The Fund's flexible investment approach, combined with Lord Abbett's value management style, has produced a history of strong performance in a variety of economic climates.

Value Line says:

"The fund...offers an above-average dividend, while exposing investors to lower-than-par risk. It is an excellent choice for those seeking a high-yield offering."

                                     Value Line Mutual Fund Survey, May 26, 1998

--------------------------------------------------------------------------------
Historically Consistent    Average Annual Rates of Total Return as of 6/30/98(1)
Total Returns

[The following information was depicted as a bar graph in the printed material]

                        For the past 20 years                    +10.9% per year
                        For the past 15 years                    +10.3% per year
                        For the past 10 years                    +10.7% per year
                        For the past 5 years                     +9.5% per year
                        For the past year                        +11.0% per year

--------------------------------------------------------------------------------
Flexibility             The Fund's flexible investment policy enables it to
                        adapt to changing economic conditions. (See page 4 for the Fund's portfolio composition.)

--------------------------------------------------------------------------------
High Current Income                    Dividend Distribution Rates on 6/30/98(2)

[The following information was depicted as a bar graph in the printed material]

                        At Net Asset Value                                 7.61%
                        At Maximum Offering Price                          7.25%

--------------------------------------------------------------------------------
Average Annual Total    Average annual total returns for periods ended 6/30/98
Returns                 at the Class A share maximum sales charge of 4.75%, with
                        all distributions reinvested:

[The following information was depicted as a bar graph in the printed material]

                        10 years                                         +10.18%
                        5 years                                           +8.40%
                        1 year                                            +5.70%

                        The Fund's SEC yield for the 30 days ended 6/30/98 was 6.89%. Total return is the percent change in value, assuming the reinvestment of all distributions.

                        The results quoted herein represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.
                  (1)   Class A share performance at net asset value. The
                        Series issues additional classes of shares with distinct pricing options. See Important Information on page 5.
                  (2) Based on the Class A share monthly dividend of $.0625, annualized.

Report to Shareholders
For the Six Months Ended June 30, 1998

[PHOTO OMITTED]


/s/ Robert S. Dow
-------------------------
ROBERT S. DOW
CHAIRMAN

JULY 23, 1998

"The Fund is currently structured to take full advantage of the excellent values now offered by U.S. corporate high-yield bonds."

The investment decisions of a talented management team enabled Lord Abbett Bond-Debenture Fund to provide its shareholders with impressive relative total returns for the first six months of 1998. Indeed, as is seen in the accompanying chart, the Fund's performance numbers for all of its share classes were well above average in comparison with the 4.4% average total return of high-yield bond mutual funds for the period, as measured by the Lipper High Current Yield Funds Average. The Fund's performance was significantly above the 3.6% and 3.8% returns provided, respectively, by U.S. government bond funds, as measured by the Lipper General U.S. Government Funds Averages and by investment-grade corporate bond funds, as measured by the Lipper Corporate Bond Fund BBB-rated Average.

                                                   Six Months Ended June 30,1998
                                    --------------------------------------------
                                    Class A     Class B     Class C    Class Y
                                    --------------------------------------------
                                                                     (3/27/98 to
                                                                       6/30/98*)
--------------------------------------------------------------------------------
Net asset value                      $9.86       $9.86       $9.87      $9.86
Dividends                            $0.39       $0.35       $0.35      $0.20
Total return**+                       5.0%        4.8%        4.7%       0.8%

U.S. financial markets became unnerved late in the first half of 1998 by mounting concerns about the impact of the Asian crisis and the fallout on corporate earnings. The month of May marked the first time this year that U.S. Treasury bonds outperformed their corporate high-yield counterparts on a monthly basis. During both May and June, investors worldwide fled to the safety of U.S. Treasuries, leaving corporate and high-yield bonds behind.

The Fund is currently structured to take advantage of the excellent values now offered by U.S. corporate high-yield bonds. As the third quarter gets under way, 68% of your portfolio is invested in high-yield corporate bonds, with an emphasis on media and telecommunications. Sixteen percent of the portfolio is allocated to convertible securities and equity related securities, with an emphasis on larger-cap investment-grade issues in business services and financial companies. Lastly, 16% of the portfolio is invested among U.S. government, U.S. government agency and investment-grade corporate bonds, with an emphasis on current coupon AAA-rated FNMA mortgage-backed securities.

We believe the remainder of 1998 has the potential to post good bond returns. In the U.S., there is continued low inflation, which we also expect will be helped by the current decline in oil and commodities prices. Corporate profit growth has slowed from the robust levels seen between 1995 and 1997, but is still rising at approximately a 5% annualized pace. In our view, the credit markets should continue to benefit from the fact that the largest borrower in world history--the U.S. government--has a current account surplus for the first time in 18 years and will need to borrow less.

      Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

*     Commencement of offering respective class shares.

** Total return is the percent change in net asset value, assuming the reinvestment of all distributions.

+     Not annualized.

Aiming for High Total Returns

Seeking High Returns

Dividend distribution rates were 7.61% and 7.25% (based on the Class A share net asset value and maximum offering price, respectively, on 6/30/98, and the monthly dividend of $.0625, annualized).

Striving for Consistency of Performance

The Fund's goal is high total return through high current income and capital appreciation. The Fund strives for competitive returns in both up and down markets.

Growth of $10,000 Investments: 4/1/71-6/30/98(1)

1973-1974

The last major bear market; the unmanaged S&P 500 declined 37.3%. The Fund mitigated the decline, then recovered strongly.

1977-1981

Interest rates soared; bond prices sank. The Fund was up every year.

1990-1991

Recession and the Middle East crisis jolted all markets; lower rated bond market especially hard hit. The Fund mitigated the decline, then recovered strongly

               LABDF          High Current        CPI
4/1/71         10000          10000               10000
1971           10765          10675               10275
1972           11438          11596               10625
1973           10313          10387               11550
1974           9789           9209                12975
1975           12689          11299               13875
1976           16613          14590               14550
1977           17777          15607               15525
1978           18269          15900               16925
1979           19547          16614               19175
1980           21283          17250               21575
1981           22412          18380               23500
1982           28585          24017               24400
1983           33416          27894               25325
1984           35073          30226               26325
1985           42442          36887               27325
1986           46946          41882               27625
1987           47828          42757               28850
1988           54427          48320               30125
1989           57181          47924               31525
1990           52852          43146               33450
1991           73116          59002               34475
1992           84810          69433               35475
1993           98356          82591               36450
1994           94553          79618               37425
1995           111099         92810               38375
1996           123498         105599              39650
1997           139175         119317              40325
6/30/98        146181         124591              40750




      This graph illustrates total return performance of Class A shares. The Fund's results do not include the maximum sales charge of 4.75% applicable to Class A share investments under $100,000; there is no sales charge on investments of $1 million or more. For performance at the Class A share maximum sales charge, see inside front cover. See Important Information on page 5.
(1)   The Fund commenced operations on 4/1/71.
(2)   Source: Lipper Analytical Services, Inc.

Performance Update

The Fund has an impressive history of protecting long-term income investors from public enemy 1--inflation. Below, the Fund's growth is compared to the Consumer Price Index, a standard inflation measure, through various economic, interest-rate and inflation environments.(1)

$100,000 invested at the Fund's inception grew to over $1 million

The Fund Versus Inflation
$100,000 Invested: 4/1/71-6/30/98(2)

                                        Value of
                                        $100,000
Year                   Annual    Investment with     Inflation
Ended               Dividends  all Distributions     (Consumer
Dec. 31            Reinvested         Reinvested  Price Index)
--------------------------------------------------------------
1971(3)            $    3,450       $    103,588  $   102,750
1972                    7,460            110,073      106,250   From the early 1970s
1973                    8,204             99,239      115,500   through the early
1974                    9,163             94,202      129,750   1980s, the U.S.
1975                    9,719            122,105      138,750   economy experienced
1976                   10,970            159,867      145,500 < rapidly rising
1977                   11,883            171,064      155,250   inflation and
1978                   14,100            175,803      169,250   interest rates. The
1979                   16,410            188,105      191,750   Fund kept pace with
1980                   18,614            204,818      215,750   inflation over this
1981                   22,844            215,671      235,000   turbulent period.
1982                   27,279            275,072      244,000
1983                   31,092            321,561      253,250   As the rate of
1984                   37,521            337,510      263,250   inflation and
1985                   43,150            408,427      273,250   interest rates
1986                   48,531            451,763      276,250 < declined in the 1980s
1987                   51,214            460,251      288,500   the Fund outperformed
1988                   53,120            523,756      301,250   the CPI by an average
1989                   59,178            550,254      315,250   of 6.7% per year.
1990                   66,312            508,602      334,500
1991                   71,085            703,596      344,750   During the economic
1992                   77,910            816,148      354,750   expansion of the
1993                   82,556            946,487      364,500 < 1990s, the Fund
1994                   86,858            909,890      374,250   outperformed the CPI
1995                   95,753          1,069,120      383,750   by an average of
1996                  103,439          1,188,430      396,500   8.6% per year.
1997                  104,367          1,339,297      403,250
6/30/98 (6 months)     53,700          1,406,720      407,500

Total Dividends
Reinvested:        $1,225,882
-------------------==========---------------------------------
Average Annual Rate of Return:             10.19%        5.29%
-------------------------------------------======--------=====

The dollar amounts of capital gains distributions reinvested in Fund shares were: 1973-$1,559; 1977-$971; 1978-$7,503; 1979-$5,622; 1980-$769; 1981-$2,765;
1984-$4,516; 1986-$5,415; total: $29,120.

      Source: Lord, Abbett & Co.
(1)   See Important Information on page 5.
(2) Fund investment reflects the deduction of the reduced 3.75% sales charge applicable to Class A share investments of $100,000.
(3)   Nine months only. The Fund began operations on 4/1/71.

Management in Action

The Fund's 3-Way Focus

Current Dividend Distribution Rates: 7.61% and 7.25% (based on the Class A share net asset value and maximum offer-ing price, respectively, on 6/30/98, and the monthly dividend of $.0625, annualized)

1. High-yield Corporate Debt and Straight-preferred Stocks: 71.6%(1)

The Fund's lower rated debt holdings pay high income and help minimize the effects of interest-rate fluctuations. Price appreciation may result if the credit rating of debt issuers is upgraded.

2. Equity-related Securities: 15.5%(1)

Capital appreciation is sought by investing in convertible bonds, which may be exchanged for common stock. When the underlying stock rises, these equity-related issues generally increase in value.

3. High-grade Debt and Other Assets, Less Liabilities: 12.9%(1)

High-quality issues, corporate issues and U.S. Government-backed securities provide a dependable stream of high current income.

A History of the Fund's Portfolio Blend

   [The following tabke was depicted as a bar graph in the printed material.]

                                              1974    1979   1982   1985   1988   1990   1995   1996   1997  6/30/98
High-yield Corporate Debt and
  Straight-preferred Stocks                   15.7%   34.8%  18.3%  45.1%  52.9%  55.7%  62.9%  60.8%  67.8%  71.6%

Equity-related Securities
  (Convertible Debt, Convertible-preferred
  Stocks, Common Stocks, Warrants)            49.6%   36.1%  54.6%  40.5%  33.4%  28.0%  16.5%  18.1%  18.2%  15.5%

High-grade Debt
  (U.S. Gov't and Agency Obligations,
  Higher Rated Straight Debt) and
  Other Assets, Less Liabilities              34.7%   29.1%  27.1%  14.4%  13.7%  16.3%  20.6%  21.1%  14.0%  12.9%

Consistency of Performance...Over the Long Term

The Fund produced positive total returns 18 out of the last 20 calendar years(2)

Over the last 20 years (between 1978 and 1997), Lord Abbett Bond-Debenture Fund shareholders holding the Fund for any ten-year period earned average annual returns of at least 9.5% per year(3):

Average Annual Total Returns for 10-Year Periods Ending December 31:

1987    1988    1989   1990    1991    1992   1993   1994    1995   1996   1997
================================================================================
10.4%   11.5%   11.3%   9.5%   12.6%   11.5%  11.4%  10.4%   10.1%  10.2%  11.3%

(1)   Percent of net assets on 6/30/98.
(2)   At net asset value. All years end 12/31.
(3) All periods end December 31. Assumes investment in Class A shares at net asset value. Total return is the percent change in value, assuming the reinvestment of all distributions.

Important Information

SEC yield is calculated on the Class A share maximum offering price of $10.35 on 6/30/98, using a standard method which does not take into account certain portfolio strategies. The Fund's distribution rate differs from its SEC yield primarily because the Fund purchases short- and intermediate-term high-coupon securities at a premium and distributes to shareholders all of the interest income on those securities without amortizing the premiums. This practice is consistent with applicable tax regulations and generally accepted accounting principles, but may result in a decrease in the net asset value of shares of the Fund as the market values of the premium securities decrease over time.

Bonds purchased are subject to market fluctuations upward and downward inversely to the rise and fall of interest rates. Common stocks are subject to market fluctuations providing potential for gain and risk of loss. Lower rated bonds generally provide a higher yield than higher rated bonds of similar average maturity, but have greater credit risk. Non-investment-grade, fixed-income securities generally involve greater volatility of price to principal and income than securities in higher ratings categories. Performance results quoted herein reflect past performance, current sales charges (where applicable) and appropriate Rule 12b-1 Plan expenses from commencement of the Plan. Tax consequences are not reflected. The Fund's sales charge structure has changed in the past. The Fund issues additional classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 9/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Investments in Securities 96.64%
==================================================================================================================================
High-Yield Corporate Debt 70.64%
==================================================================================================================================
Air Transportation .92%          America West Airlines Sr. Notes 10 3/4/2005                             $ 10,000M  $   10,700,000
                                 Canadian Airlines Corp. Sr. Notes 10/2005                                  9,000M       9,180,000
                                 Trans World Airlines Sr. Notes 11 1/2/2004                                 5,000M       5,287,500
                                 US Air Inc. Equipment Trust Certificate 10 1/2/2004                        2,634M       2,927,855
                                 US Air Inc. (Piedmont) Equipment Trust Notes Series G 10.35/2011           2,000M       2,331,875
                                 Total                                                                                  30,427,230
--------------------------------------------------------------------------------------------------------------------==============
Automotive 2.87%                 Accuride Corp. Sr. Sub. Notes 9 1/4/2008+                                  5,000M       5,025,000
                                 Atlantic Express Sr. Notes 10 3/4/2004                                     6,200M       6,603,000
                                 Atlantis Group Inc. Sr. Notes 11/2003                                      5,000M       5,293,750
                                 Blue Bird Body Co. Sr. Sub. Notes 10 3/4/2006                              5,000M       5,475,000
                                 Diamond Triumph Auto Inc. Sr. Notes 9 1/4/2008+                            1,900M       1,947,500
                                 LDM Technologies Inc. Sr. Sub. Notes 10 3/4/2007                           4,000M       4,180,000
                                 LDM Technologies Inc. Sr. Sub. Notes 10 3/4/2007+                          1,000M       1,045,000
                                 Navistar Financial Corp. Sr. Sub. Notes 9/2002                            10,000M      10,512,500
                                 Navistar International Sr. Sub. Notes 8/2008                              12,500M      12,609,375
                                 Oshkosh Truck Corp. 8 3/4/2008                                            13,000M      13,195,000
                                 Ryder Trs, Inc. Sr. Sub. Notes 10/2006                                    10,000M      11,679,687
                                 Safelite Glass Corp. Sr. Sub. Notes 9 7/8/2006+                            7,500M       7,800,000
                                 Venture Holdings Trust Sr. Notes 9 1/2/2005                               10,000M      10,200,000
                                 Total                                                                                  95,565,812
--------------------------------------------------------------------------------------------------------------------==============
Banking .14%                     Banc One Corp. Sub. Deb. 8/2027                                             3,976M      4,646,329
--------------------------------------------------------------------------------------------------------------------==============
Broadcasting 6.28%               Allbritton Communication Sr. Sub. Deb. 9 3/4/2007                          12,500M     13,812,500
                                 American Radio System Sr. Sub. Notes 9/2006                                13,500M     14,580,000
                                 Benedek Broadcasting Corp. Sr. Secured Notes 11 7/8/2005                    6,000M      6,765,000
                                 Chancellor Media Corp. Sr. Notes 10 1/2/2007                                3,900M      4,329,000
                                 Chancellor Media Corp. 9 3/8/2004                                          20,000M     21,100,000
                                 CBS Inc. Sr. Sub. Deb. 8 7/8/2022                                           3,000M      3,329,531

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Cumulus Media 10 3/8/2008                                               $  4,500M $     4,567,500
                                 Granite Broadcasting Corp. Sr. Sub. Notes 10 3/8/2005                     12,500M      13,171,875
                                 Gray Communication System Inc. Sr. Sub. Notes 10 5/8/2006                  4,000M       4,400,000
                                 Grupo Televisa Zero Coupon due 2008 (F)                                   16,000M      13,080,000
                                 Grupo Televisa, S.A. Sr. Notes 11 7/8/2006 Series B (F)                    5,000M       5,562,500
                                 Heritage Media Corp. Inc. Sr. Sub. Notes 8 3/4/2006                       10,000M      10,550,000
                                 Jacor Communications, Inc. Sr. Sub. Notes 9 3/4/2006                      10,000M      10,887,500
                                 Sinclair Broadcasting Group Sr. Sub. Notes 8 3/4/2007                      5,500M       5,692,500
                                 Sinclair Broadcasting Group, Inc. Sr. Sub. Notes 10/2005                  43,500M      46,871,250
                                 Sullivan Broadcasting Inc. Sr. Sub. Notes 10 1/4/2005                      8,500M       9,733,828
                                 SCI Television Sr. Secured Notes 11/2005                                   5,000M       5,064,062
                                 TV Azteca S.A. De CV Sr. Notes 10 1/2/2007 (F)                            15,000M      15,075,000
                                 Total                                                                                 208,572,046
--------------------------------------------------------------------------------------------------------------------==============
Building Materials 1.12%         American Builders & Contractors Supply Co., Inc. Sr. Sub. Notes
                                 10 5/8/2007                                                               10,000M      10,050,000
                                 Euramax International plc Sr. Sub. Notes 11 1/4/2006 (F)                   6,250M       6,781,250
                                 Falcon Building Products Inc. Zero Coupon Sr. Sub. Discount Notes
                                 due 2007**                                                                15,000M      10,050,000
                                 Kevco Inc. Sr. Sub. Notes 10 3/8/2007                                     10,000M      10,450,000
                                 Total                                                                                  37,331,250
--------------------------------------------------------------------------------------------------------------------==============
Cable 6.01%                      Century Communications Corp. Sr. Notes 9 1/2/2005                         17,000M      18,445,000
                                 Comcast Cellular Holdings, Inc. Sr. Sub. Notes 9 1/2/2007                 30,000M      31,500,000
                                 CSC Holdings Inc. Sr. Sub. Notes 9 1/4/2005                               15,000M      16,125,000
                                 Diva Systems Corp. Zero Coupon Notes due 2008+                             4,000M       1,900,000
                                 Fox/Liberty Networks Sr. Sub. Notes 8 7/8/2007                            20,000M      20,450,000
                                 Frontier Vision Sr. Sub. Notes 11/2006                                     5,000M       5,575,000
                                 Fundy Cable Ltd. Sr. Secured 2nd Priority Notes 11/2005 (F)               13,250M      14,740,625
                                 International Cabletel Incorporated Sr. Notes 10/2007+                    15,000M      16,125,000
                                 Lenfest Communications Sr. Sub. Notes 8 1/4/2008+                          5,000M       5,212,500
                                 Marcus Cable Co. Zero Coupon Sr. Sub. Discount Notes due 2004**           16,000M      15,580,000
                                 Mediacom LLC/Capital Sr. Notes 8 1/2/2008+                                15,000M      15,018,750
                                 Renaissance Media Group Zero Coupon Sr. Discount Notes due 2008+          15,000M       9,300,000
                                 Supercanal Hldgs S.A. Sr. Notes 11 1/2/2005+                               5,000M       4,781,250
                                 Telewest plc Zero Coupon Sr. Discount Deb. due 2007** (F)                 30,000M      24,787,500
                                 Total                                                                                 199,540,625
--------------------------------------------------------------------------------------------------------------------==============
Capital Goods 3.27%              Alvey Systems Inc. Sr. Sub. Notes 11 3/8/2003                             10,000M      10,875,000
                                 Aviation Sales Co. Sr. Sub. Notes 8 1/8/2008+                              7,500M       7,368,750
                                 BE Aerospace Sr. Sub. Notes 8/2008                                         7,500M       7,481,250
                                 BE Aerospace Inc. Sr. Sub. Notes 9 7/8/2006                               15,000M      15,956,250
                                 Clark Materials Handling Sr. Notes 10 3/4/2006                             6,850M       7,295,250
                                 Fairfield Manufacturing Inc. Sr. Sub. Notes 11 3/8/2001                    4,800M       4,998,000
                                 GSI Group Inc. Sr. Sub. Notes 10 1/4/2007                                 10,000M      10,650,000
                                 Interface Inc. Sr. Sub. Notes 9 1/2/2005                                  15,000M      16,012,500
                                 Scotsman Group Inc. Sr. Sub. Notes 8 5/8/2007                             10,000M      10,100,000
                                 Specialty Equipment Co. Inc. Sr. Sub. Notes 11 3/8/2003                    9,950M      10,671,375
                                 Steel Heddle Mfg. Co. Sr. Sub. Notes 10 5/8/2008+                          4,850M       4,886,375
                                 Tokheim Corp. Sr. Sub. Notes 11 1/2/2006                                   2,000M       2,310,000
                                 Total                                                                                 108,604,750
--------------------------------------------------------------------------------------------------------------------==============
Chemicals 1.68%                  Huntsman Specialty Chemicals Corp. Term Note 9 1/4/2007                    5,000M       5,012,500
                                 NL Industries Inc. Sr. Secured Notes 11 3/4/2003                           5,000M       5,550,000
                                 Pioneer American Sr. Notes 8.755/2006                                      2,440M       2,451,958
                                 Pioneer American Sr. Notes 8.815/2006                                      4,518M       4,540,662

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Pioneer American Sr. Secured Notes 8 5/8/2006                           $    452M        $454,066
                                 Pioneer American 10 1/8/2006                                                  45M          45,406
                                 Pioneer American Acquisition Corp. Sr. Secured Notes 9 1/4/2007           10,000M       9,950,000
                                 Sovereign Specialty Chemicals, Inc. Sr. Sub. Notes 9 1/2/2007              4,500M       4,612,500
                                 Sterling Chemicals Inc. Sr. Sub. Notes 11 3/4/2006                        15,000M      15,075,000
                                 Texas Petrochemicals Corp. Sr. Sub. Notes 11 1/8/2006                      7,500M       8,175,000
                                 Total                                                                                  55,867,092
--------------------------------------------------------------------------------------------------------------------==============
Conglomerates .14%               Cathay International Ltd. Sr. Notes 13/2008+                               5,000M       4,500,000
--------------------------------------------------------------------------------------------------------------------==============
Consumer Products 1.10%          Chatham Inc. Sr. Sub. Notes 8 7/8/2008+                                   10,000M       9,900,000
                                 Diamond Brands Operating Corp. Sr. Notes 10 1/8/2008+                      7,500M       7,537,500
                                 Rayovac Corp. Sr. Sub. Notes 10 1/4/2006                                   8,236M       8,977,240
                                 Riddell Sports Inc. Sr. Notes 10 1/2/2007                                 10,000M      10,125,000
                                 Total                                                                                  36,539,740
--------------------------------------------------------------------------------------------------------------------==============
Container 1.18%                  GCB Calmar Inc. Sr. Sub. Notes 11 1/2/2005                                12,000M      13,695,000
                                 Portola Packaging Inc. Sr. Notes 10 3/4/2005                               7,000M       7,402,500
                                 US Can Corporation Sr. Sub. Notes 10 1/8/2006                             10,000M      10,425,000
                                 Vicap S.A. De CV Sr. Notes 11 3/8/2007+                                    7,500M       7,725,000
                                 Total                                                                                  39,247,500
--------------------------------------------------------------------------------------------------------------------==============
Energy 6.71%                     Chesapeake Energy Corp. Sr. Notes 9 5/8/2005+                              8,500M       8,542,500
                                 Coda Energy Inc. Sr. Sub. Notes 10 1/2/2006                               12,000M      12,510,000
                                 Cross Timbers Oil Co. Sr. Sub. Notes 9 1/4/2007                           10,000M      10,350,000
                                 Crown Central Petroleum Corp. Sr. Notes 10 7/8/2005                       10,000M      10,700,000
                                 Dailey International Inc. Sr. Notes 9 1/2/2008                            12,500M      12,312,500
                                 DI Industries Inc. Sr. Notes 8 7/8/2007                                   10,000M       9,700,000
                                 Flores & Rucks Sr. Sub. Notes 9 3/4/2006                                  15,000M      16,350,000
                                 Giant Industries Sr. Sub. Notes 9/2007                                     7,500M       7,790,625
                                 Gulf Canada Resources Ltd. Sr. Sub. Deb. 9 1/4/2004                       10,000M      10,515,625
                                 HS Resources Inc. Sr. Sub. Notes 9 7/8/2003                               10,000M      10,200,000
                                 KCS Energy, Inc. Sr. Sub. Notes 8 7/8/2008                                25,000M      23,875,000
                                 KCS Energy, Inc. Sr. Notes 11/2003                                         8,500M       9,137,500
                                 Lomak Petroleum Inc. Sr. Sub. Notes 8 3/4/2007                            10,000M       9,925,000
                                 Metrogas, S.A. Sr. Sub. Notes 12/2000 (F)                                  6,000M       6,367,500
                                 Ocean Energy Inc. Sr. Sub. Notes 10 3/8/2005                               6,750M       7,458,750
                                 Perez Companc S.A. 9/2004 (F)                                              3,100M       3,069,000
                                 Perez Companc S.A. 9/2004+ (F)                                            13,730M      13,592,700
                                 Petroleos Mexicanos 9/2007 (F)                                            10,000M       9,750,000
                                 Petroleos Mexicanos 9/2007+ (F)                                            5,000M       4,875,000
                                 Pogo Producing Sr. Sub. Notes 8 3/4/2017                                  10,000M      10,200,000
                                 Pool Energy Services Co. 8 5/8/2008+                                       8,500M       8,075,000
                                 Vintage Petroleum Sr. Sub. Notes 8 5/8/2009                                7,500M       7,612,500
                                 Total                                                                                 222,909,200
--------------------------------------------------------------------------------------------------------------------==============
Entertainment 1.04%              Plitt Theatres Inc. Sr. Sub. Notes 10 7/8/2004                            12,000M      13,140,000
                                 Regal Cinemas Inc. Sr. Sub. Notes 9 1/2/2008+                             15,000M      15,225,000
                                 Silver Cinemas Inc. Sr. Sub. Notes 10 1/2/2005+                            6,200M       6,262,000
                                 Total                                                                                  34,627,000
--------------------------------------------------------------------------------------------------------------------==============
Environmental Services and       Allied Waste North America 10 1/4/2006                                     6,000M       6,607,500
Equipment .49%                   Packard Bioscience Inc. Sr. Sub. Notes 9 3/8/2007                         10,000M       9,750,000
                                 Total                                                                                  16,357,500
                                 -----------------------------------------------------------------------------------==============

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Financial 1.08%                  BF Saul Reit 9 3/4/2008                                                 $ 17,500M  $   17,150,000
                                 Ocwen Federal Bank FSB Sub. Deb. 12/2005                                   7,000M       7,691,250
                                 Ocwen Financial Corp. 11 7/8/2003                                          5,100M       5,775,750
                                 Outsourcing Solutions Sr. Sub. Notes 11/2006                               5,000M       5,375,000
                                 Total                                                                                  35,992,000
--------------------------------------------------------------------------------------------------------------------==============
Food/Beverage 2.29%              AmeriKing, Inc. Sr. Notes 10 3/4/2006                                      7,300M       7,774,500
                                 Aurora Foods Inc. Sr. Sub. Notes 9 7/8/2007                                5,000M       5,325,000
                                 Coca-Cola Femsa S.A. 8.95/2006 (F)                                        14,000M      14,105,000
                                 Delta Beverage Group Inc. Sr. Notes 9 3/4/2003                             6,400M       6,736,000
                                 Doane Products Co. Sr. Notes 10 5/8/2006                                   8,000M       8,680,000
                                 Pepsi-Gemex S.A. Sr. Notes 9 3/4/2004 (F)                                 15,000M      15,187,500
                                 Stroh Brewery Co. 11.10/2006 w/Warrants expiring 7/1/2001                  3,374M       2,648,590
                                 Twin Laboratories Inc. Sr. Sub. Notes 10 1/4/2006                          6,519M       7,203,495
                                 Van de Kamp's Inc. Sr. Sub. Notes 12/2005                                  7,500M       8,325,000
                                 Total                                                                                  75,985,085
--------------------------------------------------------------------------------------------------------------------==============
Healthcare 2.56%                 Fresenius Med Cap Tr II Sr. Sub. Notes 7 7/8/2008+                        12,000M      11,760,000
                                 Integrated Health Services Sr. Sub. Notes 10 1/4/2006                      8,250M       8,868,750
                                 Integrated Health Services Inc. Sr. Sub. Notes 9 1/2/2007                 15,000M      15,787,500
                                 Leiner Health Products Inc. Sr. Sub. Notes 9 5/8/2007                     10,000M      10,675,000
                                 Multicare Cos. Inc. Sr. Sub. Notes 9/2007                                  7,500M       7,406,250
                                 Prime Medical Svcs Inc. Sr. Sub. Notes 8 3/4/2008+                        12,500M      12,312,500
                                 Tenet Healthcare Corp. Sr. Sub. Notes 8 5/8/2007                          17,500M      18,156,250
                                 Total                                                                                  84,966,250
--------------------------------------------------------------------------------------------------------------------==============
Hotel/Gaming 2.11%               Aztar Corp. Sr. Sub. Notes 13 3/4/2004                                     2,000M       2,275,000
                                 Claridge Hotel & Casino Corp. 1st Mtge. Notes 11 3/4/2002                  1,700M       1,638,375
                                 Grand Casinos Inc. 9/2004                                                  6,375M       6,916,875
                                 Host Marriott Travel Plazas Inc. Sr. Secured Notes 9 1/2/2005              5,000M       5,343,750
                                 HMC Acquisition Properties Inc. Sr. Notes 9/2007                           5,000M       5,531,250
                                 HMH Properties Inc. Sr. Secured Notes 9 1/2/2005                          10,000M      10,887,500
                                 Majestic Star Casino LLC Sr. Secured Notes 12 3/4/2003                    10,000M      10,950,000
                                 Showboat Marina Casino 1st Mtge. 13 1/2/2003                               6,000M       7,110,000
                                 Trump Atlantic City Assoc. Funding Inc. 1st Mtge. Notes 11 1/4/2006       20,000M      19,600,000
                                 Total                                                                                  70,252,750
--------------------------------------------------------------------------------------------------------------------==============
Leisure .23%                     AMF Bowling Worldwide Inc. Sr. Sub. Notes 10 7/8/2006                      3,500M       3,745,000
                                 Six Flags Entertainment Sr. Notes 8 7/8/2006                               3,800M       3,871,250
                                 Total                                                                                   7,616,250
--------------------------------------------------------------------------------------------------------------------==============
Media/Diversified 1.45%          CEI Citicorp Holdings 9 3/4/2007 (F)                                       5,000M       4,987,500
                                 Globo Communicacoes Participacoe Ltd. 10 5/8/2008+(F)                     14,000M      12,495,000
                                 Interep Natl. Rad 10/2008                                                  7,000M       7,000,000
                                 Lamar Advertising Co. Sr. Sub. Notes 9 5/8/2006                           10,000M      10,762,500
                                 Viacom Inc. Sub. Deb. 8/2006                                              12,500M      12,914,062
                                 Total                                                                                  48,159,062
--------------------------------------------------------------------------------------------------------------------==============
Metals/Mining .62%               Interlake Corp. Sr. Notes 12/2001                                          3,795M       4,155,525
                                 International Wire Group Inc. Sr. Sub. Notes 11 3/4/2005                  10,000M      10,962,500
                                 Kaiser Aluminum & Chemical Corp. Sr. Notes 10 7/8/2006                     5,000M       5,425,000
                                 Total                                                                                  20,543,025
--------------------------------------------------------------------------------------------------------------------==============
Miscellaneous 3.11%              Mexican United States 9 7/8/2007 (F)                                      22,500M      23,428,125
                                 Panama (Republic of) 8 7/8/2027                                           25,000M      23,640,625
                                 Prime Succession Acquisition Co. Sr. Sub. Notes 10 3/4/2004                3,400M       3,731,500
                                 General Binding Corp. Sr. Sub. Notes 9 3/8/2008+                           5,000M       5,100,000

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Republic Of Argentina 11 3/8/2017 (F)                                    $10,000M  $   10,637,500
                                 Republic Of Venezuela 9 1/4/2027 (F)                                      15,000M      11,587,500
                                 United Mexican States 6 1/4/2019 (F)                                      20,000M      16,562,500
                                 United Stationers Supply Co. Sr. Sub. Notes 12 3/4/2005                    7,653M       8,762,685
                                 Total                                                                                 103,450,435
--------------------------------------------------------------------------------------------------------------------==============
Paper 2.33%                      Crown Paper Co. Sr. Sub. Notes 11/2005                                    10,000M      10,850,000
                                 Fonda Group Inc. Sr. Sub. Notes 9 1/2/2007                                 9,000M       8,730,000
                                 Four M Corp. Sr. Secured Notes Series B 12/2006                            7,000M       7,525,000
                                 Indah Kiat Intl. Finance Co. 12 1/2/2006 (F)                               5,500M       4,455,000
                                 Maxxam Group Inc. Zero Coupon Sr. Secured Discount Notes due 2003**        4,500M       4,635,000
                                 S.D. Warren Co. Sr. Sub. Notes 12/2004                                    10,000M      11,075,000
                                 Stone Container Sr. Sub. Notes 12 5/8/1998                                 8,200M       8,255,094
                                 Stone Container Corp. 1st Mtge. Notes 10 3/4/2002                         14,000M      14,927,500
                                 US Timberland Sr. Notes 9 5/8/2007                                         6,700M       6,834,000
                                 Total                                                                                  77,286,594
--------------------------------------------------------------------------------------------------------------------==============
Printing and Publishing .97%     Big Flower Press Inc. Sr. Sub. Notes 8 7/8/2007                           10,000M      10,200,000
                                 Garden State Newspapers Inc. Sr. Sub. Notes 12/2004                        5,000M       5,625,000
                                 IPC Magazines Group 9 5/8/2008 (F)                                         7,450M      11,787,576
                                 R.H. Donnelly Inc. Sr. Sub. Notes 9 1/8/2008+                              4,500M       4,590,000
                                 Total                                                                                  32,202,576
--------------------------------------------------------------------------------------------------------------------==============
Real Estate/Homebuilders .73%    D.R. Horton, Inc. Sr. Notes 10/2006                                       12,500M      13,437,500
                                 Engle Homes Inc. Sr. Notes 9 1/4/2008                                      3,000M       2,977,500
                                 MDC Holdings Inc. Sr. Notes 8 3/8/2008                                     8,000M       8,040,000
                                 Total                                                                                  24,455,000
--------------------------------------------------------------------------------------------------------------------==============
Services 1.86%                   Iron Mountain Sr. Sub. Notes 10 1/8/2006                                  20,000M      21,750,000
                                 Iron Mountain Inc. Sr. Sub. Notes 8 3/4/2009                              17,500M      17,937,500
                                 Kinder Care Learning Center, Inc. Sr. Sub. Notes 9 1/2/2009                7,500M       7,575,000
                                 Pierce Leahy Corp. Sr. Sub. Notes 9 1/8/2007                               9,000M       9,405,000
                                 Unicco Service 9 7/8/2007                                                  5,000M       5,062,500
                                 Total                                                                                  61,730,000
--------------------------------------------------------------------------------------------------------------------==============
Specialty Retailing .95%         Advanced Stores Co. Sr. Notes 10 1/4/2008                                  4,000M       4,180,000
                                 Amazon.Com Inc. Zero Coupon Discount Notes due 2008+                       6,000M       3,675,000
                                 Norton McNaughton Inc. Sr. Notes 12 1/2/2005+                              5,000M       5,087,500
                                 Pamida Inc. Sr. Sub. Notes 11 3/4/2003                                     8,000M       8,320,000
                                 Specialty Retailers, Inc. Sr. Sub. Notes 9/2007                           10,000M      10,425,000
                                 Total                                                                                  31,687,500
--------------------------------------------------------------------------------------------------------------------==============
Steel 1.37%                      Armco Inc. Sr. Sub. Notes 9/2007                                          10,000M       9,975,000
                                 AK Steel Corp. Sr. Notes 10 3/4/2004                                       6,000M       6,412,500
                                 G.S. Technologies Operating Inc. Sr. Notes 12 1/4/2005                     6,000M       6,870,000
                                 Hylsa S.A. De CV Sr. Notes 9 1/4/2007+                                     7,000M       6,597,500
                                 WCI Steel Inc. Sr. Secured Notes 10/2004                                  15,000M      15,525,000
                                 Total                                                                                  45,380,000
--------------------------------------------------------------------------------------------------------------------==============
Supermarket .80%                 Stater Brothers Sr. Sub. Notes 11/2001                                    10,000M      10,850,000
                                 Stater Brothers Holdings Inc. Sr. Sub. Notes 9/2004                       15,000M      15,450,000
                                 Victory Markets Inc. Sub. Notes 12 1/2/2000*                               5,000M         125,000
                                 Total                                                                                  26,425,000
--------------------------------------------------------------------------------------------------------------------==============
Technology 2.17%                 Decision One Corp. Zero Coupon due 2005                                   10,000M       9,850,000
                                 Dyncorp Inc. Sr. Sub. Notes 9 1/2/2007                                    12,500M      12,812,500
                                 L-3 Communications Corp. Sr. Sub. Notes 10 3/8/2007                       15,000M      16,631,250

                             Statement of Net Assets
                             June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Unisys Corp. Sr. Deb. Notes 9 3/4/2016                                  $  7,500M  $    7,762,500
                                 United Defense Industries Inc. Sr. Sub. Notes 8 3/4/2007                  10,000M      10,187,500
                                 Viasystems Inc. Sr. Sub. Notes 9 3/4/2007                                 15,000M      14,775,000
                                 Total                                                                                  72,018,750
--------------------------------------------------------------------------------------------------------------------==============
Telecommunications 10.78%        American Mobile Satellite Corp. Sr. Sub. Notes 12 1/4/2008 w/Warrants+    12,000M      11,340,000
                                 Cencall Communications Corp. Zero Coupon Sr. Discount Notes due 2004**    15,000M      14,746,875
                                 Dobson Communication Corp. Sr. Notes 11 3/4/2007                           6,000M       6,375,000
                                 Dobson Wireline Co. Sr. Notes 12 1/4/2008+                                 7,100M       6,993,500
                                 Esprit Telecom Group Sr. Notes 10 7/8/2008+                                5,500M       5,458,750
                                 Global Crossing Sr. Notes 9 5/8/2008+                                     16,900M      17,723,875
                                 GST USA Inc. Zero Coupon due 2005                                         21,300M      17,466,000
                                 Hyperion Telecommunications Inc. Sr. Secured Notes 12 1/4/2004             2,750M       2,976,875
                                 Intermedia Communications Inc. Sr. Discount Notes 11 1/4/2007**           50,000M      36,750,000
                                 ICG Holdings (USA) Inc. Zero Coupon Sr. Discount Notes due 2005**         35,000M      30,100,000
                                 IXC Communications Inc. Sr. Sub. Notes 9/2008+                             8,000M       8,060,000
                                 Level 3 Communication Inc. SRNT 9 1/8/2008+                               12,000M      11,760,000
                                 Mastec Inc. Sr. Sub. Notes 7.34/2008+                                      7,500M       7,181,250
                                 McLeod USA Inc. Zero Coupon Sr. Discount Notes due 2007**                 15,000M      11,250,000
                                 Metronet Communications Corp. Zero Coupon due 2008+                       10,000M       6,237,500
                                 Mobile Media Communications Inc. Sr. Sub. Notes 9 3/8/2007*               12,000M       3,780,000
                                 Nextel Communications, Inc. Sr. Discount Notes Zero Coupon due 2008+      10,500M       6,811,875
                                 Nextlink Communications, Inc. Zero Coupon due 2008+                        7,000M       4,322,500
                                 Nextlink Communications, Inc. Sr. Notes 9 5/8/2007                        10,000M      10,250,000
                                 Orbital Imaging Corp. Sr. Notes 11 5/8/2005+                              10,000M      10,250,000
                                 Price Comm Wireless Inc. Sr. Sub. Notes 11 3/4/2007                        5,000M       5,550,000
                                 Price Comm. Wire Sr. Notes 9 1/8/2006+                                     6,000M       6,030,000
                                 Qwest Communications International Zero Coupon Sub. Sr. Discount
                                 due 2008                                                                  30,000M      21,750,000
                                 Rogers Cantel Inc. Sr. Secured Notes 8.3/2007                             30,000M      29,587,500
                                 RCN Corporation Zero Coupon due 2007**                                    15,000M       9,712,500
                                 RSL Communications plc Zero Coupon due 2008+ (F)**                        20,000M       6,608,780
                                 SBA Communication Inc. Zero Coupon Sr. Notes due 2008**                   15,000M       9,525,000
                                 Vanguard Cellular Systems Inc. Sr. Deb. 9 3/8/2006                        16,000M      16,880,000
                                 Viatel Inc. 11.15/2008+                                                   15,000M       8,710,320
                                 Western Wireless Corp. Sr. Sub. Notes 10 1/2/2007                         13,000M      13,975,000
                                 Total                                                                                 358,163,100
--------------------------------------------------------------------------------------------------------------------==============
Textile 1.91%                    Delta Mills Inc. Sr. Notes 9 5/8/2007                                     10,000M       9,850,000
                                 Guess Inc. Sr. Sub. Notes 9 1/2/2003                                      13,500M      13,837,500
                                 GFSI, Inc. Sr. Sub. Notes 9 5/8/2007                                      15,000M      15,675,000
                                 Pillowtex Corp. Sr. Sub. Notes 9/2007                                     12,500M      12,906,250
                                 PT Poly-Global 9 3/8/2007*                                                 3,500M       1,207,500
                                 William Carter Sr. Sub. Notes 10 3/8/2006                                  4,475M       4,788,250
                                 Worldtex Inc. Sr. Notes 9 5/8/2007                                         5,000M       5,025,000
                                 Total                                                                                  63,289,500
--------------------------------------------------------------------------------------------------------------------==============
Utility .37%                     Aei Holding Co. Sr. Notes 10/2007+                                         6,000M       6,015,000
                                 P & L Coal Holdings Corp. Sr. Notes 8 7/8/2008                             6,200M       6,409,250
                                 Total                                                                                  12,424,250
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in High-Yield Corporate Debt (Cost $2,314,551,160)                2,346,763,201
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Convertible Debt 11.32%
==================================================================================================================================
Advertising .61%                 Interpublic Group Of Companies Conv. Sub. Deb. 1.80/2004+               $  7,500M  $    7,011,328
                                 Omnicom Group Inc. Conv. Sub. Deb. 4 1/4/2007+                             8,000M      13,306,250
                                 Total                                                                                  20,317,578
--------------------------------------------------------------------------------------------------------------------==============
Aerospace .46%                   Orbital Sciences Corp. Conv. Sub. Deb. 5/2002+                            10,000M      15,148,438
--------------------------------------------------------------------------------------------------------------------==============
Banking .18%                     GS Financial Products (Citicorp) Conv. Deb. 1/2002                         6,000M       6,025,313
--------------------------------------------------------------------------------------------------------------------==============
Broadcasting .40%                Jacor Communications Inc. CVDB Zero Coupon due 2018                        5,000M       2,197,656
                                 Clear Channel Conv. Sr. Notes 2 5/8/2003                                  10,000M      10,931,250
                                 Total                                                                                  13,128,906
--------------------------------------------------------------------------------------------------------------------==============
Business Services .50%           Businessland Inc. Conv. Sub. Deb. 5 1/2/2007                               5,255M       3,816,444
                                 Corestaff Inc. Conv. Sub. Deb. 2.94/2004                                  12,000M      11,767,500
                                 Interim Services Inc. 4 1/2/2005                                           1,000M       1,083,750
                                 Total                                                                                  16,667,694
--------------------------------------------------------------------------------------------------------------------==============
Chemicals .24%                   RPM Inc. Zero Coupon Conv. Sub. Deb. due 2012                             15,000M       7,837,500
--------------------------------------------------------------------------------------------------------------------==============
Computer Software and            Affiliated Computer Services, Inc. Conv. Sub. Notes 4/2005+               10,000M      10,918,750
Services .63%                    Analog Devices Inc. Conv. Sub. Deb. 3 1/2/2000                             8,000M      10,150,000
                                 Total                                                                                  21,068,750
--------------------------------------------------------------------------------------------------------------------==============
Computer Systems and             Comverse Technology Inc. Conv. Sub. Deb. 4 1/2/2005+                      15,000M      15,075,000
Peripherals .79%                 Hewlett-Packard Co. Conv. Zero Coupon due 2017+                           10,000M       5,331,250
                                 HMT Technology Corp. Conv. Deb. 5 3/4/2004                                 5,000M       3,550,000
                                 Read-Rite Corp. Sr. Sub. Notes 6 1/2/2004                                  3,800M       2,414,188
                                 Total                                                                                  26,370,438
--------------------------------------------------------------------------------------------------------------------==============
Consumer Products .22%           Credit Suisse First Boston (MMM) Conv. Sub. Deb. 2 5/8/2003                7,500M       7,162,500
--------------------------------------------------------------------------------------------------------------------==============
Data Processing Equipment and    Arbor Software Corp. Conv. Sub. Deb. 4 1/2/2005+                           8,500M       7,464,063
Components .74%                  National Data Corp. Conv. Sub. Notes 5/2003                               16,000M      17,040,000
                                 Total                                                                                  24,504,063
--------------------------------------------------------------------------------------------------------------------==============
Drugs/Pharmaceuticals 1.77%      Alza Corp. Conv. Sub. Deb. 5/2006                                         10,000M      12,871,875
                                 Rite Aid Corp. Conv. Sub. Notes 5 1/4/2002+                                7,500M       9,250,781
                                 Roche Holdings Inc. Zero Coupon Conv. Notes due 2010+                     45,000M      25,762,500
                                 Swiss Bank Corp. (Novartis) Sr. 2 1/2/2002+                                6,000M       6,330,000
                                 Swiss Life Fin. (GLXO) Conv. 2/2003+                                       4,425M       4,657,313
                                 Total                                                                                  58,872,469
--------------------------------------------------------------------------------------------------------------------==============
Electrical Equipment .14%        Xerox Credit Corp. Conv. 2 7/8/2002                                        4,000M       4,760,000
--------------------------------------------------------------------------------------------------------------------==============
Electronics Instruments .15%     Thermo Instrument System Sr. Conv. Deb. 4 1/2/2003+                        5,000M       4,995,313
--------------------------------------------------------------------------------------------------------------------==============
Financial .14%                   Bell Atlantic Financial Service (Nlztel) Conv. Sub. Deb. 5 3/4/2003+       4,500M       4,635,000
--------------------------------------------------------------------------------------------------------------------==============
Healthcare .66%                  Centocor, Inc. Conv. Sub. Notes 4 3/4/2005+                                7,000M       7,170,625
                                 Healthsouth Corp. Conv. Sub. Deb. 3 1/4/2003+                             14,000M      13,755,000
                                 Healthsouth Corp. Conv. Sub. Deb. 3 1/4/2003                               1,000M         995,000
                                 Total                                                                                  21,920,625
--------------------------------------------------------------------------------------------------------------------==============
Insurance .93%                   American International Group Conv. 2 1/4/2004                             20,000M      25,200,000
                                 CII Financial Inc. Conv. Sub. Deb. 7 1/2/2001                              6,000M       5,805,000
                                 Total                                                                                  31,005,000
--------------------------------------------------------------------------------------------------------------------==============
Leisure .20%                     AMF Bowling Inc. Zero Coupon Conv. Note due 2018+                         25,000M       6,664,063
--------------------------------------------------------------------------------------------------------------------==============
Miscellaneous .17%               Fuji International Finance Trust Conv. Unit .25/2002+ (F)                  5,630M       5,639,677
--------------------------------------------------------------------------------------------------------------------==============
Oil and Gas .49%                 Pogo Producing Co. Conv. Sub. Notes 5 1/2/2006                             1,000M         908,906

                                 Statement of Net Assets
                                 June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
                                 Swift Energy Co. Conv. Sub. Notes 6 1/4/2006                            $  8,500M  $    8,027,188
                                 Texaco Capital Inc. Conv. 3 1/2/2004 (F)                                   7,000M       7,245,000
                                 Total                                                                                  16,181,094
--------------------------------------------------------------------------------------------------------------------==============
Oil Service .78%                 Baker Hughes Inc. Zero Coupon Conv. Notes due 2008                        15,000M      11,092,969
                                 Loews Corp. Conv. Sub. Notes 3 1/8/2007                                   12,000M      10,940,625
                                 Parker Drilling Co. Conv. Sub. Notes 5 1/2/2004                            4,500M       3,875,625
                                 Total                                                                                  25,909,219
--------------------------------------------------------------------------------------------------------------------==============
Printing and Publishing .69%     Scholastic Corp. Conv. Sub. Deb. 5/2005+                                  10,000M       9,218,750
                                 Times Mirror Company Zero Coupon Conv. Sub. Deb. due 2017+                30,000M      13,612,500
                                 Total                                                                                  22,831,250
--------------------------------------------------------------------------------------------------------------------==============
Telecommunications .43%          Broadband Technologies, Inc. Conv. Sub. Deb. 5/2001                        3,000M       1,938,750
                                 Synoptics Communications Inc. Conv. Deb. 5 1/4/2003                       12,500M      12,585,938
                                 Total                                                                                  14,524,688
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in Convertible Debt (Cost $357,106,301)                             376,169,578
==================================================================================================================================
Preferred and Convertible-Preferred Stocks, Common Stocks and Warrants 5.11%
==================================================================================================================================
Banking .87%                     California Federal Preferred Capital Corp. 9.125% Pfd. Series A           500,000      13,656,250
                                 Crossland Savings FSB Brooklyn, NY $1.8125 Conv. Pfd. Series A            375,000           5,859
                                 National Australia Bank 7.875% Pfd.                                       200,000       5,743,750
                                 Westpac Banking 10% Conv. Pfd.                                            307,500       9,359,531
                                 Total                                                                                  28,765,390
--------------------------------------------------------------------------------------------------------------------==============
Building Materials .15%          Fleetwood Capital Trust 6% Conv. Pfd+                                      95,800       5,155,238
--------------------------------------------------------------------------------------------------------------------==============
Capital Goods .01%               Orbital Imaging Corp. Warrants expiring 3/1/2005+                          10,000         450,000
--------------------------------------------------------------------------------------------------------------------==============
Container .26%                   Owens-Illinois Inc. 4.75% Conv. Pfd                                       166,000       8,652,750
--------------------------------------------------------------------------------------------------------------------==============
Drugs/Pharmaceuticals .33%       CVS Corp. 6% Conv. Pfd.                                                   142,000      10,836,375
--------------------------------------------------------------------------------------------------------------------==============
Electronics .21%                 Coltec Capital Trust Inc. 5.25% Conv. Pfd.                                150,000       7,012,500
--------------------------------------------------------------------------------------------------------------------==============
Financial .76%                   Jefferson-Pilot Corp. $5.256 Conv. Pfd.                                   190,000      25,198,750
--------------------------------------------------------------------------------------------------------------------==============
Insurance 1.18%                  Aetna Inc. 6.25% Conv. Pfd.                                                50,000       3,756,250
                                 American General Corporation 6% Conv. Pfd. Series A                       150,000      13,537,500
                                 Frontier Financing Inc. 6.25% Conv. Pfd.                                   35,000       2,143,750
                                 Frontier Financing Inc. 6.25% Conv. Pfd.+                                 125,000       7,656,250
                                 Life Re Capital Trust II 6% Conv. Pfd.                                     60,000       4,972,500
                                 St. Paul's Capital, LLC $3 Conv. Pfd.                                     100,000       7,200,000
                                 Total                                                                                  39,266,250
--------------------------------------------------------------------------------------------------------------------==============
Machinery .16%                   Ingersoll Rand Co. 6.75% Conv. Pfd.                                       225,000       5,400,000
--------------------------------------------------------------------------------------------------------------------==============
Oil and Gas .31%                 Lomak Petroleum Inc. 5.75% Conv. Pfd.+                                     54,300       2,046,431
                                 Unocal Corp. 6.25% Conv. Pfd.                                             150,000       8,226,562
                                 Total                                                                                  10,272,993
--------------------------------------------------------------------------------------------------------------------==============
Real Estate/Homebuilders .32%    Walden Residential Properties $2.30 Pfd. w/Warrants expiring 12/31/2001   400,000      10,575,000
--------------------------------------------------------------------------------------------------------------------==============
Telecommunications .55%          GST Telecommunications Inc.*                                              120,000       1,732,500
                                 Intermedia Communication Wts. expiring 6/1/2000+                            5,000         610,937
                                 IXC Communication Conv. Pfd. 6.75%+                                       213,000      10,224,000
                                 Nextel Communications, Inc. Class A*                                       20,140         500,982
                                 Nextlink Communications, Inc. 6.50% Conv. Pfd.                            100,000       5,237,500
                                 Total                                                                                  18,305,919
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in Preferred and Convertible-Preferred Stocks,
                                 Common Stocks and Warrants (Cost $155,411,104)                                        169,891,165
                                 -----------------------------------------------------------------------------------==============

                                 Statement of Net Assets
                                 June 30, 1998

                                                                                                         Principal
                                 Investments                                                                Amount    Market Value
==================================================================================================================================
Investment-Grade Corporate Bonds 3.55%
==================================================================================================================================
                                 CSFB 97-C2 A2 6.52/2007                                                 $  2,000M  $    2,040,312
                                 FULB 97-C2 C 7.02/2012                                                    10,260M      10,587,037
                                 FULBA 98-C2 C 6.73/2035                                                    7,970M       8,017,322
                                 GECMS 95-10-B1 7/2010                                                        672M         683,847
                                 GMACC 97-C2 A2 6.55/2007                                                   3,050M       3,104,328
                                 IMCHE 97-5 A4 6.53/2013                                                    2,150M       2,157,391
                                 MSC 98 WF2 B 6.63/2030                                                     4,950M       5,061,375
                                 Nabisco Inc. Notes 63/8/2035                                              25,000M      24,414,062
                                 NASC 96-MD5 A1B 7.12/2036                                                  2,850M       3,007,641
                                 SCAMT II 96-1 A 6.2/2006                                                  10,000M      10,053,125
                                 Telefonica de Argentina 91/8/2008                                         20,000M      19,000,000
                                 Teleport Communications Sr. Discount Notes Zero Coupon due 2007**         15,000M      12,918,750
                                 Teleport Communications, Inc. Sr. Notes 97/8/2006                         10,000M      11,525,000
                                 Texas Utilities Co. 7.17/2007                                              4,960M       5,158,400
                                 Total Investments in Investment-Grade Corporate Bonds (Cost
                                 $116,902,670)                                                                         117,728,590
==================================================================================================================================
Government Agency Issues 6.02%
==================================================================================================================================
                                 Federal National Mortgage Association due on an announced basis           50,000M      49,796,875
                                 Federal National Mortgage Association due on an announced basis          100,000M     101,328,125
                                 U.S. Treasury Notes 7 1/2% due 11/15/2001                                 35,000M      37,078,125
                                 U.S. Treasury Notes 7 1/2% due 5/15/2002                                  11,000M      11,740,781
                                 Total Investments in Government Agency Issues (Cost $199,632,539)                     199,943,906
                                 -----------------------------------------------------------------------------------==============
                                 Total Investments in Securities (Cost $3,143,603,774)                               3,210,496,440
==================================================================================================================================
Other Assets, Less Liabilities 3.36%
==================================================================================================================================
Short-Term Investments
U.S. Government Obligations      Federal Home Loan Banks 10% due 10/15/1998                                50,000M      50,625,000
                                 Federal National Mortgage Association 12% due 8/19/1998                   75,000M      75,656,250
                                 Federal National Mortgage Association 12% due 10/27/1998                  50,000M      51,031,250
                                 Total (Cost $180,295,854)                                                             177,312,500
                                 -----------------------------------------------------------------------------------==============
Corporate Obligations            American General Corp. 6.20% due 7/11/1998 (Cost $36,000,000)             36,000M      36,000,000
--------------------------------------------------------------------------------------------------------------------==============
                                 Total Short-Term Investments (Cost $216,295,854)                                      213,312,500
                                 -----------------------------------------------------------------------------------==============
Cash and Receivables, Net of Liabilities                                                                              (101,810,612)
----------------------------------------------------------------------------------------------------------------------------------
                                 Total Other Assets, Less Liabilities                                                  111,501,888
==================================================================================================================================
Net Assets 100.00%                                                                                                  $3,321,998,328
==================================================================================================================================
                                 Class A Shares-Net asset value ($2,274,839,554 / 230,629,371 shares outstanding)            $9.86
                                 Class B Shares-Net asset value ($536,224,003 / 54,380,256 shares outstanding)               $9.86
                                 Class C Shares-Net asset value ($494,007,119 / 50,039,024 shares outstanding)               $9.87
                                 Class Y Shares-Net asset value ($16,927,652 / 1,716,451 shares outstanding)                 $9.86

      *     Non-income producing security.
      **    Deferred-interest debentures pay no interest for a stipulated number of years, after which time they pay a predetermined coupon rate.
      +     Restricted security under Rule 144A.
      (F)   Foreign Security.
            See Notes to Financial Statements.

              Statement of Operations

Investment Income                                                                            Six Months Ended June 30, 1998
===========================================================================================================================
Income        Dividends                                                                     $    4,979,448
              Interest                                                                         129,107,409
              Total income                                                                                     $134,086,857
              -------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                     7,219,350
              12b-1 distribution plan-Class A                                                    3,066,450
              12b-1 distribution plan-Class B                                                    2,295,672
              12b-1 distribution plan-Class C                                                    2,320,701
              Shareholder servicing                                                              1,359,731
              Reports to shareholders                                                              219,456
              Registration                                                                         195,000
              Directors' fees                                                                       39,165
              Professional fees                                                                     97,000
              Other                                                                                146,500
              Total expenses                                                                                     16,959,025
              -------------------------------------------------------------------------------------------------------------
              Net investment income                                                                             117,127,832
              -------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments and Foreign Currency Transactions
===========================================================================================================================
Realized gain from investment and foreign currency transactions
              Proceeds from sales                                                            1,838,440,393
              Cost of investments sold                                                       1,789,164,176
              -------------------------------------------------------------------------------------------------------------
              Net realized gain                                                                 49,276,217
              -------------------------------------------------------------------------------------------------------------
Unrealized appreciation of investments and foreign currency holdings                           (18,008,723)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency transactions                                31,267,494
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                           $148,395,326
===========================================================================================================================

              See Notes to Financial Statements.


              Statements of Changes in Net Assets

                                                                                          Six Months Ended      Year Ended
                                                                                                  June 30,     December 31,
Increase in Net Assets                                                                                1998             1997
===========================================================================================================================
Operations    Net investment income                                                         $  117,127,832   $  193,754,285
              Net realized gain from investment transactions and foreign
              currency transactions                                                             49,276,217       38,805,326
              Net unrealized appreciation (depreciation) of investments and foreign
              currency holdings                                                                (18,008,723)      60,937,427
              Net increase in net assets resulting from operations                             148,395,326      293,497,038
              -------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in price of share transactions                      1,084,549        1,349,118
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income
              Class A                                                                          (85,653,231)    (157,993,072)
              Class B                                                                          (15,981,365)     (17,790,074)
              Class C                                                                          (16,317,018)     (26,182,650)
              Class Y                                                                             (272,268)               -
              Total distributions                                                             (118,223,882)    (201,965,796)
              -------------------------------------------------------------------------------------------------------------
Capital share transactions
              Net proceeds from sale of shares                                                 591,031,746      870,972,951
              Net asset value of shares issued to shareholders in reinvestment of
              net investment income                                                             61,958,608      102,641,162
              Total                                                                            652,990,354      973,614,113
              -------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                                       (228,431,949)    (329,731,940)
              -------------------------------------------------------------------------------------------------------------
              Increase in net assets derived from capital share transactions                   424,558,405      643,882,173
              -------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                   455,814,398      736,762,533
---------------------------------------------------------------------------------------------------------------------------
Net Assets    Beginning of period                                                            2,866,183,930    2,129,421,397
              End of period (including undistributed net investment income of
              $5,928,859 and $5,940,360, respectively)                                      $3,321,998,328   $2,866,183,930
              =============================================================================================================

              See Notes to Financial Statements.

       Financial Highlights

                                                                                                               Class A Shares
                                                ------------------------------------------------------------------------------
                                                Six Months Ended                                      Year Ended December 31,
Per Share Operating Performance:                         6/30/98         1997       1996       1995           1994       1993
==============================================================================================================================
Net asset value, beginning of period                       $9.76        $9.41      $9.29      $8.71          $9.95      $9.43
------------------------------------------------------------------------------------------------------------------------------
       Income from investment operations
       Net investment income                                 .38          .75(b)     .81        .85            .84        .89
       Net realized and unrealized gain (loss)
       on investments                                        .11          .40        .17       .606          (1.203)      .55
       Total from investment operations                      .49         1.15        .98      1.456           (.363)     1.44
       -----------------------------------------------------------------------------------------------------------------------
       Distributions
       Dividends from net investment income                 (.39)        (.80)      (.86)     (.876)          (.877)     (.92)
       -----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $9.86        $9.76      $9.41      $9.29          $8.71      $9.95
------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                             5.03%(c)    12.70%     11.16%     17.50%         (3.87)%    15.97%
==============================================================================================================================
       Ratios to Average Net Assets:
       Expenses                                              .43%(c)      .89%       .89%       .82%           .88%       .88%
       Net investment income                                3.82%(c)     7.89%      8.77%      9.41%          8.97%      9.17%
       =======================================================================================================================

                                                                  Class B                                   Class C      Class Y
                                                                   Shares                                    Shares       Shares
                                       -------------------------------------- ----------------------------------------- -----------
                                           Six
                                        Months     Year Ended      8/1/96(d)  Six Months     Year Ended     7/15/96(d)   3/27/98(d)
                                         Ended       December          to          Ended       December          to           to
Per Share Operating Performance:       6/30/98       31, 1997    12/31/96        6/30/98       31, 1997    12/31/96      6/30/98
============================================================================= ========================================= ===========
Net asset value, beginning of period     $9.75          $9.41       $9.13          $9.77          $9.41       $9.05        $9.98
----------------------------------------------------------------------------- ----------------------------------------- -----------
        Income from investment
        operations
        Net investment income              .35            .68(b)      .34            .35            .69(b)      .35          .21
        Net realized and unrealized
        gain (loss) on investments         .11            .38         .26            .10            .39         .33         (.13)
        Total from investment
        operations                         .46           1.06         .60            .45           1.08         .68          .08
        --------------------------------------------------------------------- ----------------------------------------- -----------
        Distributions
        Dividends from net investment
        income                            (.35)          (.72)       (.32)          (.35)          (.72)       (.32)        (.20)
        --------------------------------------------------------------------- ----------------------------------------- -----------
Net asset value, end of period           $9.86          $9.75       $9.41          $9.87          $9.77       $9.41        $9.86
----------------------------------------------------------------------------- ----------------------------------------- -----------
Total Return(a)                           4.76%(c)      11.85%       6.57%(c)       4.65%(c)      11.97%       7.86%(c)      .76%(c)
===================================================================================================================================
        Ratios to Average Net Assets:
        Expenses                           .79%(c)       1.63%        .70%(c)        .79%(c)       1.58%        .75%(c)      .15%(c)
        Net investment income             3.46%(c)       7.06%       3.37%(c)       3.46%(c)       7.16%       3.72%(c)     2.02%(c)
        ===========================================================================================================================

                                          Six Months Ended                                              Year Ended December 31,
Supplemental Data for All Classes:                 6/30/98          1997          1996          1995         1994          1993
===============================================================================================================================
        Net assets, end of period (000)         $3,321,998    $2,866,184    $2,129,421    $1,339,508     $987,613      $969,736
        Portfolio turnover rate                     53.64%         89.14%       106.79%       134.90%      147.98%       159.79%
        =======================================================================================================================

      (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
      (b)   Calculated using average shares outstanding during the period.
      (c)   Not annualized.
      (d)   Commencement of offering respective class shares.
            See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange, or, in the case of bonds and notes, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of bonds and notes. Securities traded only in the over-the-counter market are valued at the mean between the bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Short-term securities are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Company has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) A portion of the proceeds from sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The Company enters into forward currency contracts to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investments and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from security and foreign currency transactions. Risks may arise due to changes in the value of the foreign currency and as a result of the potential inability of the counterparties to meet the terms of their contracts.

2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management, research, statistical and advisory services and pays officers' remuneration and certain other expenses of the Company. The management fee is based on average daily net assets at the following annual rates: 0.50% on the first $500 million and 0.45% on assets over $500 million.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor llc ("Distributor"), an affiliate of Lord Abbett. The Company makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Company pays Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. Pursuant to the Class B Plan, the Company pays Distributor an annual service and a distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, the Company pays Distributor
(1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding. Class Y does not have a plan.

Distributor received $1,203,817 representing payment of commissions on sales of Class A shares after deducting $7,571,089 allowed to authorized distributors as concessions. Certain of the Company's officers and directors have an interest in Lord Abbett.

3. Distributions

Dividends from net investment income are paid monthly. Capital gain distributions, if any, will be made annually. At June 30, 1998, accumulated net realized loss for financial reporting purposes aggregated $12,070,965.

The Company had a capital loss carryforward as of December 31, 1997 of approximately $61,345,000 of which $10,990,000 expires in 1999, $35,000 expires in 2002 and $50,320,000 in 2003. No capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

4. Capital

The Company has authorized 1 billion shares of $.001 par value capital stock designated as follows: Class A-360 million shares, Class B-160 million shares, Class C-80 million shares, Class Y-300 million shares and Class P-100 million shares. There have been no Class P shares sold to date. Paid in capital amounted to $3,264,449,627 at June 30, 1998. Transactions in shares of capital stock were as follows:

Notes to Financial Statements

                                 Six Months Ended                    Year Ended
                                    June 30, 1998             December 31, 1997
                     ----------------------------  ----------------------------
Class A                  Shares            Amount       Shares           Amount
-------------------------------------------------  ----------------------------
Sales of shares      30,364,189      $298,750,140   46,518,192     $442,496,854

Shares issued to
shareholders in
reinvestment of net
investment income     4,460,334        43,632,543    8,213,131       78,274,234
Total                34,824,523       342,382,683   54,731,323      520,771,088
-------------------------------------------------  ----------------------------
Shares reacquired   (16,423,802)     (161,773,536) (27,836,818)    (264,621,803)
Increase in shares   18,400,721      $180,609,147   26,894,505     $256,149,285
-------------------------------------------------------------------------------


                                 Six Months Ended                    Year Ended
                                    June 30, 1998             December 31, 1997
                     ----------------------------  ----------------------------
Class B                  Shares            Amount       Shares           Amount
-------------------------------------------------  ----------------------------
Sales of shares      17,497,611      $172,948,864   27,683,539     $264,657,297

Shares issued to
shareholders in
reinvestment of net
investment income       845,564         8,331,036      970,289        9,292,808
Total                18,343,175       181,279,900   28,653,828      273,950,105
-------------------------------------------------  ----------------------------
Shares reacquired    (2,394,475)      (23,705,084)  (1,792,655)     (17,211,993)
Increase in shares   15,948,700      $157,574,816   26,861,173     $256,738,112
-------------------------------------------------------------------------------


                                Six Months Ended                     Year Ended
                                   June 30, 1998              December 31, 1997
                     ----------------------------  ----------------------------
Class C                  Shares            Amount       Shares           Amount
-------------------------------------------------  ----------------------------
Sales of shares      10,356,769      $102,515,346   17,113,612     $163,818,800

Shares issued to
shareholders in
reinvestment of net
investment income       984,934         9,722,749    1,573,966       15,074,120
Total                11,341,703       112,238,095   18,687,578      178,892,920
-------------------------------------------------  ----------------------------
Shares reacquired    (4,332,176)      (42,953,329)  (5,004,533)     (47,898,144)
Increase in shares    7,009,527      $ 69,284,766   13,683,045     $130,994,776
-------------------------------------------------------------------------------


                                                                 March 27, 1998
                                                               (Commencement of
                                                       offering Class Y shares)
                                                               to June 30, 1998
                                                     --------------------------
Class Y                                                  Shares          Amount
-------------------------------------------------------------------------------
Sales of shares                                      1,688,916      $16,817,396

Shares issued to
shareholders in
reinvestment of net
investment income                                       27,535          272,280
Total                                                1,716,451       17,089,676
-------------------------------------------------------------------------------
Increase in shares                                   1,716,451      $17,089,676
-------------------------------------------------------------------------------

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than U.S. Government obligations, short-term investments and foreign currency transactions) aggregated $1,323,203,883 and $860,186,382, respectively. Purchases and sales of U.S. Government obligations aggregated $831,393,824 and $949,426,602, respectively. As of June 30, 1998, unrealized appreciation for federal income tax purposes aggregated $63,909,312, of which $135,623,830 related to appreciated securities and $71,714,518 related to depreciated securities. For federal income tax purposes, the identified cost of investments owned at June 30, 1998 was substantially the same as the cost for financial reporting purposes.

At June 30, 1998 the Company had outstanding forward currency contracts to sell foreign currency as follows:

                                     Value at
Foreign Currency              Settlement Date           Current      Unrealized
Sell Contracts                     Receivable             Value    Depreciation
-------------------------------------------------------------------------------
Deutsche Marks,
expiring 10/17/98 to 12/15/98     $15,477,872       $15,523,537       $ (45,665)
-------------------------------------------------------------------------------
British Pounds,
expiring 9/9/98                   $12,188,200       $12,361,040       $(172,840)
-------------------------------------------------------------------------------
Total                             $27,666,072       $27,884,577       $(218,505)
-------------------------------------------------------------------------------

6. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at June 30, 1998 were $437,000.

7. Line of Credit

The Company along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is .05% per annum. There were no loans outstanding pursuant to this Facility at June 30, 1998, nor was the Facility utilized at any time during the period.

Copyright (C) 1998 by Lord Abbett Bond-Debenture Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Bond-Debenture Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus, which includes information concerning the Fund's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Bond-Debenture Fund, Inc.:

We have audited the accompanying statement of net assets of Lord Abbett Bond-Debenture Fund, Inc. as of June 30, 1998, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1998 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Bond-Debenture Fund, Inc. at June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP
New York, New York
August 7, 1998


[LOGO](R) LORD, ABBETT & CO.
          Investment Management
A Tradition of Performance Through Disciplined Investing


Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------          LABD-3-698
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